Commitments, Contingencies and Guarantees - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Estimated regulatory costs	$ 11